Income Taxes (Summary of provisions for income tax expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Taxes [Abstract]
Current tax expense	$ 8,317	51,603	42,863	22,550
Deferred tax benefit	(520)	(3,226)	(5,275)	(5,573)
Income tax expense	$ 7,797	48,377	37,588	16,977